Finance Leases - Schedule of Net Book Value of Leased Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Less: accumulated depreciation	$ (145,143)	$ (172,825)
Net value of property, plant and equipment, obtained under capital lease agreements	335,620	588,121
Transportation Equipment and Vehicles [Member]
Capital Leased Assets [Line Items]
Gross value of property, plant and equipment, obtained under capital lease agreements	366,465	592,371
Operating Machinery and Equipment [Member]
Capital Leased Assets [Line Items]
Gross value of property, plant and equipment, obtained under capital lease agreements	105,241	168,035
Construction in Progress [Member]
Capital Leased Assets [Line Items]
Gross value of property, plant and equipment, obtained under capital lease agreements	$ 9,057	$ 540